Leasing Arrangements－Lessee	12 Months Ended
Dec. 31, 2023
Leasing arrangements lessee [Abstract]
Leasing arrangements－lessee
13.	Leasing arrangements – lessee

a)	The Group leases various assets including buildings (office and warehouse) and business vehicles. Rental contracts are typically made for periods of 1 to 4 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

b)	Short-term leases with a lease term of 12 months or less comprise rental of office. Low-value assets comprise rental of office equipment.

c)	The carrying amount of right-of-use assets and the amortization charge are as follows:

	Carrying amount
	December 31, 2023	December 31, 2022
Buildings (Office and warehouse)	$47,992	$4,925
Transportation equipment (Business vehicles)	5,044	11,750
	$53,036	$16,675

	Depreciation charge
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Buildings (Office and warehouse)	$9,314	$12,774	$14,394
Transportation equipment (Business vehicles)	6,623	27,640	20,044
	$15,937	$40,414	$34,438

d)	For the years ended December 31, 2023 and 2022, the additions to right-of-use assets were $52,355, $0, respectively.

e)	The information on profit and loss accounts relating to lease contracts is as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Items affecting profit or loss
Interest expense on lease liabilities	$346	$1,219	$1,196
Expense on short-term lease contracts	171,999	13,602	2,142
Expense on leases of low-value assets	6,661	19,227	4,872
Loss on lease modification	-	48,448	-

f)	For each of the years ended December 31, 2023, 2022 and 2021, the Group’s total cash outflow for leases were $195,350, $124,597 and $42,074, respectively.